Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

April 29, 2015

Via EDGAR and Overnight Delivery

Michelle Roberts, Senior Counsel

Office of Insurance Products

Division of Investment Management

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Ameritas Life Insurance Corp.
Ameritas Life Insurance Corp. Separate Account LLVL, 1940 Act Registration No. 811-08868
Ameritas Advisor VUL®, 1933 Act Registration No. 333-151912
Post-Effective Amendment No. 8 on Form N-6

Dear Ms. Roberts:

We are submitting, pursuant to Rule 485(b), a Post-Effective Amendment ("Amendment") on behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas Life") and Ameritas Life Insurance Corp. Separate Account LLVL ("Registrant" and "Separate Account"). The primary purposes of this Amendment are to provide audited financial statements of the Registrant and Depositor for the year ending December 31, 2014, and other updated information as of year-end 2014. The proposed effective date for this filing is May 1, 2015.

Revisions made to the prospectus and Statement of Additional Information ("SAI") since the last filing include formatting changes made in accordance with corporate branding standards. The changes did not affect the disclosure, and are not made in redline. Changes affecting the disclosure are as follows:

1. Pages 1, 37, 38 and SAI Page 1. Dates are changed to indicate that this prospectus and SAI are planned to be effective May 1, 2015.

2. Pages 1, 2, 37, 38 and SAI Page 1. The prefix "1-" was removed from the phone and fax numbers to accommodate corporate branding standards.

3. Page 2. Changes in the TABLE OF CONTENTS pagination are shown without redline, to improve reading clarity.

4. Pages 2, 38 and SAI Page 1. The quotation marks were removed from the street address to accommodate corporate branding standards.

5. Pages 7-11. The PORTFOLIO COMPANY OPERATING EXPENSES section has been revised to reflect the operating expenses and fees for the portfolios that serve as variable investment options as of year-end 2014.

6. Pages 14-17. The SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS chart has been revised to reflect the current fund and portfolio names, investment advisers, subadvisers and portfolio type/summary of investment objective for the portfolios that serve as investment options.

7. Page 22. "Ameritas Investment Corp." was added to define the short cite "AIC."

8. Page 35. The LEGAL PROCEEDINGS section was revised as described in the Rule 485(b)(1)(vii) letter request, dated March 20, 2015.

9. SAI Page2. Under the SERVICES section, a sentence was added to clarify that certain parties to the agreement have since been merged with or dissolved by affiliates. The dates were also updated.

10. SAI Page 2. The amounts paid to Ameritas Investment Partners, Inc. and Ameritas Investment Corp. were updated and revised to accurately reflect the payments made during the last three years for services and distribution, respectively.

11. SAI Page 6. The FINANCIAL STATEMENTS disclosure was updated for the current years that financial statements are provided.

12. Minor corrections of punctuation and text were made on prospectus Pages 2, 3, 6, 11, 13, 37, 38 and SAI Page1.

We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President & Associate General Counsel, Variable Contracts & AIC

Enclosure